Ordinary shares, share premium, and other equity - Called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Beginning Balance, equity		£ 47,711		£ 65,734
Redemption of preference shares		0		(2,040)
Capital reorganisation				0
Net equity impact of intra-group transfers		0		(3,015)
Ending Balance, equity		50,615		47,711
Ordinary share capital [member]
Beginning Balance, equity		2,342		2,342
At1 securities issuance		0		0
At1 securities redemption		0		0
Redemption of preference shares				0
Capital reorganisation				0
Net equity impact of intra-group transfers				0
Ending Balance, equity		2,342		2,342
Preference share capital [member]
Beginning Balance, equity		6		19
At1 securities issuance		0		0
At1 securities redemption		0		0
Redemption of preference shares				(13)
Capital reorganisation				0
Net equity impact of intra-group transfers				0
Ending Balance, equity		6		6
Total share capital and share premium [member]
Beginning Balance, equity		2,348		14,453	[1]
At1 securities issuance		0		0
At1 securities redemption		0		0
Redemption of preference shares	[1]	0		(13)
Capital reorganisation	[1]			(12,092)
Net equity impact of intra-group transfers	[1]	0		0
Ending Balance, equity		2,348	[1]	2,348
Share premium [member]
Beginning Balance, equity		0		12,092
At1 securities issuance		0		0
At1 securities redemption		0		0
Redemption of preference shares				0
Capital reorganisation				(12,092)
Net equity impact of intra-group transfers				0
Ending Balance, equity		0		0
Other equity instruments [member]
Beginning Balance, equity		7,595		8,982	[1]
At1 securities issuance		2,302		1,925
At1 securities redemption		1,574		(1,242)
Redemption of preference shares	[1]	0		0
Capital reorganisation	[1]			0
Net equity impact of intra-group transfers	[1]	0		(2,070)
Ending Balance, equity		£ 8,323	[1]	£ 7,595

[1]	For further details refer to Note 27 .